UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03.31.09
                                               --------

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          05-12-09
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 62
                                        ---------------

Form 13F Information Table Value Total: 87,911
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                 March 31, 2009

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      314    14300 SH       Sole                                      14300
APACHE CORP                    COM              037411105     1243    19400 SH       Sole                                      19400
ARGO GROUP INTL HLDGS LTD      COM              G0464B107      554    18400 SH       Sole                                      18400
BIOTECH HLDRS DEP RCPTS        COM              09067d201     1306     7466 SH       Sole                                       7466
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      247    34925 SH       Sole                                      34925
CABOT OIL & GAS CORP           COM              127097103     1124    47700 SH       Sole                                      47700
CAPITAL PPTYS R I CL A CLASS A COM              140430109      133    19465 SH       Sole                                      19465
CAPITAL PROPERTIES RTD **PRIVA COM              140430992        0    19465 SH       Sole                                      19465
CELGENE CORP                   COM              151020104      864    19450 SH       Sole                                      19450
CF INDUSTRIES HOLDINGS INC     COM              125269100     2646    37200 SH       Sole                                      37200
CHEVRON CORP                   COM              166764100      864    12850 SH       Sole                                      12850
CURTISS WRIGHT CORP            COM              231561101      569    20300 SH       Sole                                      20300
DISH NETWORK CORPORATION       COM              25470M109     2005   180512 SH       Sole                                     180512
DOMINION RES BLACK WARRIOR     COM              25746Q108      293    19558 SH       Sole                                      19558
DORCHESTER MINERALS LP         COM              25820R105      809    49518 SH       Sole                                      49518
ECHOSTAR CORP                  COM              278768106      535    36102 SH       Sole                                      36102
ENBRIDGE ENERGY PARTNERS L P   COM              29250r106     1284    42900 SH       Sole                                      42900
ENERGY TRANSFER PARTNERS L.P   COM              29273R109     3855   104500 SH       Sole                                     104500
ENTERPRISE PRODS PARTNERS L P  COM              293792107     5546   249260 SH       Sole                                     249260
EXXON MOBIL CORP               COM              30231g102     6575    96550 SH       Sole                                      96550
GILEAD SCIENCES INC            COM              375558103     1503    32446 SH       Sole                                      32446
GOLDEN OCEAN GROUP LTD         COM              G4032A104      491   807850 SH       Sole                                     807850
HATTERAS FINANCIAL CORP        COM              41902R103     2870   114850 SH       Sole                                     114850
HESS CORP                      COM              42809h107     1146    21150 SH       Sole                                      21150
INERGY L.P.                    COM              456615103     1348    61475 SH       Sole                                      61475
INTL BUSINESS MACHINES  CORP I COM              459200101     2044    21100 SH       Sole                                      21100
ISHARES IBOXX $HI YLD CP BND   COM              464288513     1787    26350 SH       Sole                                      26350
KAYNE ANDERSON MLP INVT        COM              486606106      731    36750 SH       Sole                                      36750
KINDER MORGAN ENERGY PRTNRS LP COM              494550106     4767   102025 SH       Sole                                     102025
KINDER MORGAN MGMNT LLC        COM              49455U100      856    20994 SH       Sole                                      20994
LINN ENERGY LLC                COM              536020100     1569   105325 SH       Sole                                     105325
MAGELLAN MIDSTREAM HLDGS       COM              55907r108      975    55700 SH       Sole                                      55700
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106     2312    78725 SH       Sole                                      78725
MARKET VECTORS GOLD MINERS     COM              57060U100     2786    75550 SH       Sole                                      75550
MERRILL LYNCH SEMICNDCTR H TR  COM              816636203      878    46950 SH       Sole                                      46950
MURPHY OIL CORP                COM              626717102     1312    29300 SH       Sole                                      29300
NATURAL RES PARTNERS LP        COM              63900P103      900    40300 SH       Sole                                      40300
NEWFIELD EXPLORATION CO        COM              651290108     1439    63400 SH       Sole                                      63400
NUSTAR ENERGY L.P              COM              67058H102     2971    64425 SH       Sole                                      64425
OCCIDENTAL PETROLEUM CORP-DEL  COM              674599105      223     4000 SH       Sole                                       4000
ONEOK PARTNERS L.P             COM              68268N103     1748    43003 SH       Sole                                      43003
PETROLEO BRASILIERO SA PETRO   COM              71654V408      897    29450 SH       Sole                                      29450
PLAINS ALL AMERN PIPELINE L P  COM              726503105     3406    92650 SH       Sole                                      92650
POWERSHARES FINANCIAL PFD PT   COM              73935X229     1741   183900 SH       Sole                                     183900
PROVIDENCE & WORC RAILRD CO    COM              743737108      180    16760 SH       Sole                                      16760
SHIP FINANCE INTL LTD          COM              g81075106      534    81350 SH       Sole                                      81350
SPDR BARCLAYS HIGH YIELD BOND  COM              78464A417      453    15400 SH       Sole                                      15400
SPDR SER S&P BIOTECH           COM              78464A870      881    18350 SH       Sole                                      18350
STREETTRACKS GOLD TR           COM              78463V107     2681    29700 SH       Sole                                      29700
SUN MICROSYSTEMS INC NEW       COM              866810203     2635   360000 SH       Sole                                     360000
SUNOCO LOGISTICS PARTNERS L.P. COM              86764l108     1211    23475 SH       Sole                                      23475
TELEDYNE INC                   COM              879360105      234     8765 SH       Sole                                       8765
TEPPCO PARTNERS L P UNIT L.P.  COM              872384102     1118    49375 SH       Sole                                      49375
TERRA INDS INC                 COM              880915103     1871    66600 SH       Sole                                      66600
TEVA PHARMACEUTICAL INDS       COM              881624209      395     8760 SH       Sole                                       8760
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100      740    35591 SH       Sole                                      35591
UNITED STATES NAT GAS FUND     COM              912318102      432    28450 SH       Sole                                      28450
XTO ENERGY INC                 COM              98385x106     1725    56350 SH       Sole                                      56350
ILLINOIS COLLEGE PROGRAM 0-6 Y                  10921Q107      336    47065 SH       Sole                                      47065
ILLINOIS COLLEGE PROGRAM 7-9 Y                  10921Q206      169    20940 SH       Sole                                      20940
PIMCO MUNICIPAL BOND FUND                                      655    83455 SH       Sole                                      83455
SCHWAB--AGGRESSIVE 529 PLAN                     485305106      195    20273 SH       Sole                                      20273